787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 20, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Balanced Capital Fund, Inc.

(File No. 2-49007 and File No. 811-2405)

Ladies and Gentlemen:

On behalf of BlackRock Balanced Capital Fund, Inc. (the “Fund”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated January 28, 2019 for the Fund filed under Rule 497(c) with the Securities and Exchange Commission on February 1, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8509.

Very truly yours,

/s/ Jaeyoung Choi
Jaeyoung Choi

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP